STOCKHOLDERS’ DEFICIT (Details Narrative) - $ / shares	Oct. 08, 2021	Aug. 30, 2021
Class of Stock [Line Items]
Preferred stock, authorized shares	1,000,000
Preferrd stock, par value	$ 0.0001
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized	100,000,000
Common stock, par value	$ 0.0001
Common stock subject to possible redemption	20,700,000
Common stock, shares issued	155,250
Common stock, shares outstanding	155,250
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized	10,000,000
Common stock, par value	$ 0.0001
Common stock, shares issued	5,175,000
Common stock, shares outstanding	5,175,000	4,312,500